Commitments and Contingencies - Additional Information (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩) Number	Dec. 31, 2020 KRW (₩)
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings	₩ 1,513
Number of legal provisions | Number	0
Sales of Handsets [member]
Commitments and contingencies [Line Items]
Accounts receivable - other	₩ 493,277	₩ 571,004